Note 9 - Office Properties and Equipment (Details) - Minimum Future Rentals on Noncancelable Leases (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Note 9 - Office Properties and Equipment (Details) - Minimum Future Rentals on Noncancelable Leases [Line Items]
2013	$ 160
2014	160
Total	827
Bank Premises [Member]
Note 9 - Office Properties and Equipment (Details) - Minimum Future Rentals on Noncancelable Leases [Line Items]
2013	19
2014	3
Total	$ 22